Summary of Significant Accounting Policies (Details)	1 Months Ended		12 Months Ended
	Aug. 31, 2015 CNY (¥) item	Oct. 31, 2012 item	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 CNY (¥)	Jul. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Principles of consolidation
Concurrent capital			$ 2,190,274,000			¥ 5,781,804,000		¥ 3,613,267,000	¥ 14,250,576,000		¥ 2,698,068,000
Current Liabilities:
Accounts payable			(1,759,081,000)			(8,333,610,000)			(11,445,109,000)
Advances from customers			(359,638,000)			(2,699,981,000)			(2,339,914,000)
Accrued expenses and other current liabilities			(543,650,000)			(3,322,599,000)			(3,537,151,000)
Amounts due to related parties			(9,994,000)			(52,729,000)			(65,022,000)
Deferred income			(31,228,000)			(174,547,000)			(203,179,000)
Total current liabilities			(2,959,852,000)			(14,583,466,000)			(19,257,685,000)
Deferred tax liability			(2,614,000)			(100,583,000)			(17,007,000)
Deferred income			(55,738,000)			(246,902,000)			(362,649,000)
Total liabilities			(3,647,579,000)			(19,312,649,000)			(23,732,244,000)
Results of operation of the VIE
Net revenues			11,206,418,000	¥ 72,912,313,000		56,591,302,000		40,203,212,000
Total operating expenses			(2,172,425,000)	(14,134,451,000)		(11,246,934,000)		(8,134,371,000)
Net income			290,863,000	1,892,433,000		1,992,767,000		1,508,712,000
Net cash used in operating activities (Note a)			150,816,000	981,251,000		2,831,413,000		1,915,086,000
Net cash provided by investing activities			(312,407,000)	(2,032,606,000)		(1,669,002,000)		(2,937,309,000)
Net cash provided by (used in) financing activities			1,101,981,000	7,169,824,000		(393,128,000)		(539,134,000)
Inventories
General write-down | $			$ 0		$ 0		$ 0
Consolidated VIEs and VIEs' subsidiaries
Financial position of the VIE
Total assets						3,396,705,000			5,520,550,000
Current Liabilities:
Accounts payable						(22,471,000)			(87,926,000)
Advances from customers						(1,211,643,000)			(965,275,000)
Accrued expenses and other current liabilities						(1,257,667,000)			(1,618,716,000)
Amounts due to related parties						(591,000)			(616,000)
Deferred income						(16,222,000)			(54,543,000)
Total current liabilities						(2,508,594,000)			(2,727,076,000)
Deferred tax liability						(4,904,000)			(4,224,000)
Deferred income						(1,928,000)			(838,000)
Total liabilities						(2,515,426,000)			¥ (2,732,138,000)
Results of operation of the VIE
Net revenues				1,583,466,000		5,500,226,000		7,388,637,000
Total operating expenses				(5,243,573,000)		(1,740,370,000)		(1,542,401,000)
Net income				(3,784,932,000)		230,954,000		226,986,000
Net cash used in operating activities (Note a)				(801,931,000)		(1,192,894,000)		(1,363,805,000)
Net cash provided by investing activities				1,435,001,000		626,798,000		1,018,250,000
Net cash provided by (used in) financing activities				1,144,728,000		(108,779,000)		809,740,000
Assets collateralizing obligations of variable interest entity				0		0		0
Consolidated VIEs and VIEs' subsidiaries | Group's subsidiaries
Results of operation of the VIE
Amounts due from (to) related parties				¥ 1,526,148,000		¥ (994,474,000)		1,649,956,000
Vipshop Information
Principles of consolidation
Concurrent capital	¥ 274,500,000							¥ 824,500,000		¥ 24,500,000
Vipshop Information | Mr. Shen
Principles of consolidation
Equity interest transferred from former shareholder to an existing shareholder (as a percent)	22.00%	10.40%
Number of former shareholders of Vipshop transfer equity interest to Mr. Shen | item	2	1
Equity interest (as a percent)			99.20%						99.20%
Vipshop Information | Mr. Arthur Xiaobo Hong
Principles of consolidation
Equity interest (as a percent)			0.80%						0.80%
Vipshop Information | WFOE | Exclusive Business Cooperation Agreement
Principles of consolidation
Fees payable in consideration of services, as a percentage of net income			100.00%	100.00%
Vipshop Information | WFOE | Exclusive Option Agreements
Principles of consolidation
Purchase price of the right to purchase equity interest of each equity holder of VIE									¥ 10
Vipshop Information | WFOE | Amended and Restated Exclusive Business Cooperation Agreement
Principles of consolidation
Term of agreement			10 years	10 years
Number of days of which a prior written notice is required to terminate the agreement			30 days	30 days
Vipshop Information | WFOE | Amended and Restated Exclusive Option Agreement
Principles of consolidation
Term of agreement			10 years	10 years
Vipshop Information | WFOE | Exclusive Purchase Framework Agreement
Principles of consolidation
Term of agreement			10 years	10 years
Number of days of which a prior written notice is required to terminate the agreement			15 days	15 days